Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Right-of-Use Assets within Consolidated Statements of Financial Position
The following amounts are presented as
right-of-use
assets within the consolidated statements of financial position as of the dates indicated:

(in millions)	December 31, 2022	December 31, 2021
Buildings	€206.5	€175.0
Production facilities	3.0	19.4
Other operating equipment	2.4	3.5

Total	€211.9	€197.9

Summary of Lease Liability Included in Interest-Bearing Loans and Borrowings
The following amounts are included in loans and borrowings as of the dates indicated:

(in millions)	December 31, 2022	December 31, 2021
Current	€36.0	€27.9
Non-current	174.1	153.7

Total	€210.1	€181.6

Summary of Amounts Recognized in Consolidated Statement of Operations
Depreciation Charge of
Right-of-Use
Assets

	Years ended December 31,
(in millions)	2022	2021	2020
Buildings	€35.2	€14.7	€4.7
Production facilities	23.1	14.0	1.6
Other operating equipment	0.5	0.3	—

Total depreciation charge	€58.8	€29.0	€6.3

Interest on lease liabilities	5.1	2.9	2.0
Expense related to short-term leases and leases of low-value assets	27.1	9.5	1.2

Total amounts recognized in profit or loss	€91.0	€41.4	€9.5